COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) m² $ / SquareMeter	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 ft²
Commitments And Contingent Liabilities [Line Items]
Rent expenses net of sublease income		$ 2,563	$ 2,211	$ 1,447
Royalty and commissions expenses		$ 2,022	$ 1,768	$ 920
Percentage of commission		4.00%
Israeli Subsidiary
Commitments And Contingent Liabilities [Line Items]
Purchase price of land	$ 12,000
Israeli Subsidiary | Company's founders
Commitments And Contingent Liabilities [Line Items]
Monthly rent per square meter | $ / SquareMeter		29
Israeli Subsidiary | Company's founders | Sublease to related party
Commitments And Contingent Liabilities [Line Items]
Area sublease to related party		1,166			12,550